Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 21, 2012
Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 21, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Schroder International Multi-Cap Value Fund (Prospectus Summary): | Schroder International Multi-Cap Value Fund
Schroder International Multi-Cap Value Fund

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
��(the ���Trusts���)

Supplement dated March 21, 2012 to
the Prospectus dated March 1, 2012

The following supplements the Trusts��� Investor Shares and Advisor Shares Prospectus (the ���Prospectus���): (i) to reflect the contractual decrease in management fees for Schroder International Alpha Fund and Schroder International Multi-Cap Value Fund and to reflect certain other estimated expenses, (ii) to reflect that the Funds may reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of certain other investor services with respect to Advisor Shares of the Funds, and (iii) to reflect that, effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be made available for purchase by investors generally.

Summary Information about the Funds

In the section entitled ���Summary Information about the Funds��� for Schroder International Multi-Cap Value Fund , the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder International Multi-Cap Value Fund		Advisor Shares		Investor Shares
Management Fees		0.80%		0.80%
Distribution (12b-1) Fees		0.25%		none
Other Expenses		2.74%	[1]	2.60%
Acquired Fund Fees & Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses		3.80%		3.41%
Less: Expense Reimbursement	[2]	2.49%		2.45%
Net Annual Fund Operating Expenses	[3]	1.31%		0.96%
[1]	Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.
[2]	The Fund���s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund���s Advisor Shares, exceed 1.30% of Advisor Shares��� average daily net assets and, for the Fund���s Investor Shares, exceed 0.95% of Investor Shares��� average daily net assets.The expense limitation may only be terminated during its term by the Board of Trustees.
[3]	���Net Annual Fund Operating Expenses��� shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the ���Financial Highlights��� section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares, and 0.95% for Investor Shares.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Schroder International Multi-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Shares	133	931	1,748	3,877
Investor Shares	98	819	1,563	3,529

Expense Example, No Redemption Schroder International Multi-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Advisor Shares	133	931	1,748	3,877
Investor Shares	98	819	1,563	3,529

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Schroder International Multi-Cap Value Fund (Prospectus Summary): | Schroder International Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder International Multi-Cap Value Fund
Supplement Text	ck0000908802_SupplementTextBlock

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
��(the ���Trusts���)

Supplement dated March 21, 2012 to
the Prospectus dated March 1, 2012

The following supplements the Trusts��� Investor Shares and Advisor Shares Prospectus (the ���Prospectus���): (i) to reflect the contractual decrease in management fees for Schroder International Alpha Fund and Schroder International Multi-Cap Value Fund and to reflect certain other estimated expenses, (ii) to reflect that the Funds may reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of certain other investor services with respect to Advisor Shares of the Funds, and (iii) to reflect that, effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be made available for purchase by investors generally.

Summary Information about the Funds

In the section entitled ���Summary Information about the Funds��� for Schroder International Multi-Cap Value Fund , the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02-28-2013
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Schroder International Multi-Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDNX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.60%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.45%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	819
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,529
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	819
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,529
Schroder International Multi-Cap Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDVX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.74%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.80%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.49%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,877
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	931
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,748
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,877

[1]	The Fund���s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund���s Advisor Shares, exceed 1.30% of Advisor Shares��� average daily net assets and, for the Fund���s Investor Shares, exceed 0.95% of Investor Shares��� average daily net assets.The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	���Net Annual Fund Operating Expenses��� shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the ���Financial Highlights��� section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares, and 0.95% for Investor Shares.
[3]	Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.